Financial Instruments and Financial Risk Management	12 Months Ended
Dec. 31, 2018
Financial Instruments and Financial Risk Management [Abstract]
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT

NOTE 4 - FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT:

Financial risk management:

1)	Financial risk factors

The Group is exposed to a variety of financial risks such as: market risks (including currency risks, fair value interest rate risk, cash flow interest rate risk and price risk), credit risks and liquidity risks. The Group’s overall risk management plan focuses on the unpredictability of financial markets and seeks to minimize the potential adverse effects on the Group’s financial performance.

Risk management is performed by the finance department according to the policy authorized by the board of directors.

a)	Market risk - Currency risk

Currency risk is the risk that the value of financial instruments will fluctuate due to changes in foreign exchange rates.

The Group operates internationally and is exposed to foreign exchange risks due to exposure to foreign currencies, primarily the NIS. Foreign exchange risk arises from future commercial transactions, assets or liabilities denominated in foreign currency.

The Group’s policy to reduce the exposure to changes in exchange rates is based on maintaining, where possible, the balances of current monetary assets, according to the currency of the current liabilities.

As of December 31, 2018, if the Group’s functional (USD) had weakened/strengthened by 10% against the NIS, with all other variables held constant, the loss for the year would decrease/increase by USD 244 thousand (the effect for 2017 was a increase/increase by USD 24 thousand and the effect for 2016 was a decrease/increase by USD 32 thousand).

b)	Credit risk

Credit risk arises when a failure by counterparties to discharge their obligations could reduce the amount of future cash inflows from financial assets on hand at the end of the reporting year.

Credit risks are treated at the Group level. Credit risks arise typically from cash and cash equivalents, bank deposits and from credit exposures in connection with outstanding receivables and committed transactions.

No credit limits were exceeded during the reported periods and Group’s management does not expect any losses from non-performance of these parties.

c)	Liquidity risk

Liquidity risk exists where the Group might encounter difficulties in meeting its financial obligations as they become due. The Group monitors its liquidity in order to ensure that sufficient liquid resources are available to allow it to meet its obligations.

Cash flow forecasting is performed by the Group’s finance department. The finance department monitors rolling forecasts of the Group’s liquidity requirements to ensure that it has sufficient cash to meet operational needs, while maintaining sufficient headroom on its undrawn committed borrowing facilities, so that the Group does not breach any of its credit facilities.

The Group invests cash surpluses in interest bearing investments such as time deposits and short-term government debentures, choosing instruments with appropriate maturities or sufficient liquidity to provide sufficient headroom as determined by the above-mentioned forecasts.

Liquidity risk arises from financial liabilities due to payable balances (except for advanced payments) and amounted to USD 1,131 thousands on December 31, 2018 (December 31, 2017 - USD 896 thousands).

These liabilities are classified as current liabilities, and are expected to mature within 12 months following the balance sheet date.

2)	Estimates of fair value

The following is an analysis of the financial instruments measured at fair value using valuation methods. The different levels have been defined as follows:

●	Quoted price (unadjusted) in active markets for identical assets or liabilities (Level 1).

●	Inputs for the asset or liability that are not based on observable market data (unobservable inputs) (Level 3).

The following table presents the financial assets and liabilities that were measured at fair value as of December 31, 2018 and 2017:

	December 31
	2018			2017
	Level 1	Level 3	Total	Level 3	Total
	USD in thousands
Financial liabilities at fair value through profit or loss -
Fair value of warrants	1,504	444	1,948	1,028	1,028
Unrecognized Day 1 loss (see note 13)	-	(347)	(347)	(469)	(469)
Warrants, net	1,504	97	1,601	559	559

Financial instruments in level 3

The Group’s financial liability at fair value through profit or loss is the obligation for warrants (see Note 13(b).

	December 31
	2018			2017
	Standard deviation	Risk-free interest	Fair value (USD thousands)	Standard deviation	Risk-free interest	Fair value (USD thousands)
Warrants issued November 2017	82.62%	1.46%	94	63.47%	0.97%	228
Warrants issued March 2017	91.11%	1.02%	-	66.72%	0.56%	325
Warrants issued December 2016	89.64%	1.18%	3	65.74%	0.70%	6

As part of calculating the warrants fair value by utilizing the Black and Scholes model, if the change in standard deviation for that warrants shifted +5%, the impact on profit or loss would be USD 23 thousand. If the change in standard deviation for that warrants shifted -5%, the impact on profit or loss would be USD 9 thousand. The higher the standard deviation, the higher the fair value. The expected volatility is based on fluctuations in the price of the Company’s share.

The following table presents the Level 3 instruments roll-forward during 2018:

Warrants
USD in thousands
Opening balance as of January 1, 2018	559
Granted (see note 13(b))	6,681
Exercised	(7,045)
Changes in fair value of warrants issued to investors	(98)
Closing balance as of December 31, 2018	97

Total unrealized profits for the period included in profit or loss for liabilities held at the end of the reporting period	98

The following table presents the Level 3 instruments roll-forward during 2017:

Warrants
USD in thousands
Opening balance as of January 1, 2017	237
Granted (see note 13(b))	6,041
Exercised	(2,217)
Changes in fair value of warrants issued to investors	(3,502)
Closing balance as of December 31, 2017	559

Total unrealized profits for the period included in profit or loss for liabilities held at the end of the reporting period	3,502

The following table presents the Level 3 instruments roll-forward during 2016:

Warrants
USD in thousands
Opening balance as of January 1, 2016	9
Granted (see note 13(b))	253
Changes in fair value of warrants issued to investors	(25)
Closing balance as of December 31, 2016	237

Total unrealized profits for the period included in profit or loss for liabilities held at the end of the reporting period	25